Customer Deposits (Details Narrative) - USD ($)		6 Months Ended
	Feb. 18, 2025	Jun. 30, 2025	Dec. 31, 2024
Customer Deposits
Deposit description		On January 21, 2025, the Company entered into a Master Services Agreement with Cudo Ventures Ltd (“Cudo), a cloud computing company. Under this agreement, the Company will provide Tier 3 data center hosting infrastructure and colocation services to Cudo. The Master Services Agreement supports a 1 MW capacity during a five year term at our Marviken data center and is accompanied by a strict service level agreement to ensure 99% up time which can be terminated early by either party if certain conditions are met. The colocation space is designated for SingularityNet’s 1st modular datacenter container from Ecoblox. The Company will also provide optional smart hands engineering support at an hourly rate of $130 per hour, with a 50% premium for evening and weekend services. In consideration of the services, the Company shall receive electricity fees passed through at a variable base cost multiplied be estimated usage plus an admin charge capped at 5%. The minimum fee increase of 3% is waived for the first 3 years and annual CPI increase is capped at 2% for the first three years and 5% for the final two years.
Monthly rental payable	$ 75,887	$ 75,887
Initial payment	$ 303,549
Deposit		$ 227,662	$ 0